Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Sales and marketing	$—	$131	$—	$131
General and administrative	7,199	116	7,316	116
Total share-based compensation expense	$7,199	$247	$7,316	$247

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The assumptions used in the Black-Scholes model were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Expected volatility	124%	n/a	124%	n/a
Expected term (in years)	4.2	n/a	4.2	n/a
Risk-free interest rate	2.71-3.25%	n/a	2.71-3.25%	n/a
Dividend yield	—	—	—	—

Share-based Payment Arrangement, Option, Activity
The following table summarizes option activity:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding — January 1, 2022	675	$565.76
Granted	1,456,696	$1.37
Exercised	—	$—
Forfeited	—	$—
Options outstanding — June 30, 2022	1,457,371	$1.63	5.9	$—
Vested and expected to vest — June 30, 2022	1,457,371	$1.63	5.9	$—
Exercisable — June 30, 2022	215,675	$3.25	5.8	$—

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity	The following table summarizes RSU activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2022	60,000	$3.46
Granted	3,862,943	$2.10
Vested	(915,000)	$2.22
Forfeited	—	$—
Outstanding — June 30, 2022	3,007,943	$2.09

Share-based Payment Arrangement, Nonvested Award, Cost
Total unrecognized estimated compensation cost by type of award and the weighted-average remaining requisite service period over which such expense is expected to be recognized (in thousands, unless otherwise noted):

	June 30, 2022
	Unrecognized Expense	Remaining Weighted-Average Recognition Period (years)
RSUs	$1,372	1.5
Stock options	$1,233	1.6